Consolidated Statements Of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
UTILITY OPERATING REVENUES	$ 1,250,399	$ 1,321,674	$ 1,255,734
UTILITY OPERATING EXPENSES:
Fuel	315,600	411,217	376,450
Other operating expenses	224,282	218,932	235,082
Power purchased	145,064	116,648	94,265
Maintenance	131,574	113,248	112,913
Depreciation and amortization	188,267	185,263	182,305
Taxes other than income taxes	43,617	45,218	45,425
Income taxes - net	57,284	70,235	58,548
Total utility operating expenses	1,105,688	1,160,761	1,104,988
UTILITY OPERATING INCOME	144,711	160,913	150,746
OTHER INCOME AND (DEDUCTIONS):
Allowance for equity funds used during construction	15,302	7,381	4,331
Loss on early extinguishment of debt	(21,956)	0	(35)
Miscellaneous income and (deductions) - net	(2,994)	(2,236)	(2,845)
Income tax benefit applicable to nonoperating income	25,718	22,191	20,806
Total other income and (deductions) - net	16,070	27,336	22,257
INTEREST AND OTHER CHARGES:
Interest on long-term debt	106,936	108,104	104,602
Other interest	2,063	1,865	1,794
Allowance for borrowed funds used during construction	(12,809)	(4,963)	(2,517)
Amortization of redemption premiums and expense on debt	5,067	5,275	5,075
Total interest and other charges - net	101,257	110,281	108,954
NET INCOME	59,524	77,968	64,049
LESS: PREFERRED DIVIDENDS OF SUBSIDIARY	3,213	3,213	3,213
NET INCOME APPLICABLE TO COMMON STOCK	56,311	74,755	60,836
Indianapolis Power And Light Company [Member]
UTILITY OPERATING REVENUES	1,250,399	1,321,674	1,255,734
UTILITY OPERATING EXPENSES:
Fuel	315,600	411,217	376,450
Other operating expenses	224,282	218,932	235,082
Power purchased	145,064	116,648	94,265
Maintenance	131,574	113,248	112,913
Depreciation and amortization	188,267	185,263	182,305
Taxes other than income taxes	43,617	45,218	45,425
Income taxes - net	57,284	70,235	58,548
Total utility operating expenses	1,105,688	1,160,761	1,104,988
UTILITY OPERATING INCOME	144,711	160,913	150,746
OTHER INCOME AND (DEDUCTIONS):
Allowance for equity funds used during construction	15,302	7,381	4,331
Miscellaneous income and (deductions) - net	(2,019)	(1,203)	(1,981)
Income tax benefit applicable to nonoperating income	1,066	953	828
Total other income and (deductions) - net	14,349	7,131	3,178
INTEREST AND OTHER CHARGES:
Interest on long-term debt	65,277	59,104	55,602
Other interest	2,063	1,865	1,794
Allowance for borrowed funds used during construction	(12,809)	(4,963)	(2,517)
Amortization of redemption premiums and expense on debt	2,608	2,510	2,493
Total interest and other charges - net	57,139	58,516	57,372
NET INCOME	101,921	109,528	96,552
LESS: PREFERRED DIVIDENDS OF SUBSIDIARY	3,213	3,213	3,213
NET INCOME APPLICABLE TO COMMON STOCK	$ 98,708	$ 106,315	$ 93,339